Other Assets (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Other Assets Details [Abstract]
Goodwill	$ 3,198	$ 3,181	$ 3,172
Deferred tax assets, net	2,443	2,458
Prepaid expenses	1,998	1,960
Other intangible assets, at amortized cost	817	993
Restricted cash	486	568
Derivative assets	329	593
Other	1,957	1,665
Other assets (includes restricted cash of consolidated variable interest entities)	$ 11,228	$ 11,418